INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 14,621	R$ 12,953	R$ 11,810	R$ 11,624
Temporary Easements Intangible Assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets	9	10	9	8
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Intangible assets	4	5	6	7
Assets Of Concession [member]
IfrsStatementLineItems [Line Items]
Intangible assets	13,555	11,807	11,674	11,517
Assets Of Concession G S F [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	832	966
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets	15	4	8	10
Useful Life Defined Intangible Asset [member]
IfrsStatementLineItems [Line Items]
Intangible assets	14,415	12,792	R$ 11,697	R$ 11,542
Intangible Assets Under Developments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	206	161
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets	25,172	22,775
Gross carrying amount [member] | Temporary Easement Intangible Assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets	15	15
Gross carrying amount [member] | Service concession rights [member]
IfrsStatementLineItems [Line Items]
Intangible assets	14	13
Gross carrying amount [member] | Assets Of Concession [member]
IfrsStatementLineItems [Line Items]
Intangible assets	23,813	21,476
Gross carrying amount [member] | Assets Of Concession G S F [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	1,032	1,032
Gross carrying amount [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets	92	78
Gross carrying amount [member] | Useful Life Defined Intangible Asset [member]
IfrsStatementLineItems [Line Items]
Intangible assets	24,966	22,614
Gross carrying amount [member] | Intangible Assets Under Developments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	206	161
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets	(10,551)	(9,822)
Accumulated depreciation and amortisation [member] | Temporary Easement Intangible Assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets	(6)	(5)
Accumulated depreciation and amortisation [member] | Service concession rights [member]
IfrsStatementLineItems [Line Items]
Intangible assets	(10)	(8)
Accumulated depreciation and amortisation [member] | Assets Of Concession [member]
IfrsStatementLineItems [Line Items]
Intangible assets	(10,258)	(9,669)
Accumulated depreciation and amortisation [member] | Assets Of Concession G S F [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	(200)	(66)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets	(77)	(74)
Accumulated depreciation and amortisation [member] | Useful Life Defined Intangible Asset [member]
IfrsStatementLineItems [Line Items]
Intangible assets	R$ (10,551)	R$ (9,822)